Fees Summary	Mar. 24, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 579,459,752.00
Previously Paid Amount	0.00
Total Fee Amount	80,023.39
Total Offset Amount	0.00
Net Fee	$ 80,023.39
Narrative - Max Aggregate Offering Amount | shares	579,459,752
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true